Matthews Asia Growth Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.0%
	Shares	Value

CHINA/HONG KONG: 42.7%
Wuxi Biologics Cayman, Inc.[b,c,d]	3,056,000	$74,896,658
Bilibili, Inc. ADR[c]	1,434,500	59,675,200
BeiGene, Ltd. ADR[c]	200,000	57,288,000
Innovent Biologics, Inc.[b,c,d]	6,984,500	52,084,782
Alibaba Group Holding, Ltd. ADR[c]	146,700	43,126,866
Shenzhou International Group Holdings, Ltd.	2,365,300	40,278,435
XPeng, Inc. ADR[c]	1,952,000	39,176,640
Burning Rock Biotech, Ltd. ADR[c]	1,213,909	30,444,838
Baozun, Inc. ADR[c]	818,500	26,593,065
Shenzhen Inovance Technology Co., Ltd. A Shares	2,817,075	24,179,437
Alphamab Oncology[b,c,d]	10,082,000	19,849,427
Jiangsu Hengrui Medicine Co., Ltd. A Shares	1,434,048	19,060,445
AK Medical Holdings, Ltd.[b,d]	6,938,000	17,855,387
Chindata Group Holdings, Ltd. ADR[c]	1,094,700	17,766,981
Hansoh Pharmaceutical Group Co., Ltd.[b,c,d]	3,472,000	16,969,879
Genscript Biotech Corp.[c]	9,144,000	15,074,350
InnoCare Pharma, Ltd.[b,c,d]	11,192,000	14,660,566
Peijia Medical, Ltd.[b,c,d]	4,053,000	14,244,711
KE Holdings, Inc. ADR[c]	222,467	13,637,227
Silergy Corp.	228,000	13,517,415
Kangji Medical Holdings, Ltd.[c]	3,989,000	10,040,381
Hangzhou Tigermed Consulting Co., Ltd. H Shares[b,c,d]	584,000	8,319,121
Total China/Hong Kong		628,739,811

JAPAN: 33.2%
Nintendo Co., Ltd.	74,900	42,445,175
Sony Corp.	552,500	42,344,724
Terumo Corp.	921,900	36,705,173
SoftBank Group Corp.	552,400	34,179,521
Nidec Corp.	289,200	27,120,581
PeptiDream, Inc.[c]	555,300	26,059,570
Keyence Corp.	55,500	25,945,101
M3, Inc.	400,400	24,767,249
Takeda Pharmaceutical Co., Ltd.	690,400	24,676,923
Sansan, Inc.[c]	378,700	24,523,204
Fast Retailing Co., Ltd.	33,600	21,114,962
HEALIOS KKc	1,149,400	20,550,356
Eisai Co., Ltd.	221,500	20,230,110
Nitori Holdings Co., Ltd.	80,900	16,782,857
Rozetta Corp.[c]	516,600	16,648,122
AI inside, Inc.[c]	37,900	15,977,002
Sysmex Corp.	153,200	14,658,480
Hikari Tsushin, Inc.	61,100	14,577,779
Japan Elevator Service Holdings Co., Ltd.	402,600	14,042,557
Freee KKc	158,000	11,982,316
Sosei Group Corp.[c]	550,900	7,218,596
Chugai Pharmaceutical Co., Ltd.	160,600	7,207,003
Total Japan		489,757,361

INDIA: 4.2%
HDFC Bank, Ltd.[c]	2,837,251	41,650,315
Reliance Industries, Ltd.	655,967	19,894,109
Total India		61,544,424

	Shares	Value

INDONESIA: 3.5%
PT Bank Rakyat Indonesia Persero	205,971,900	$42,256,029
PT Mayora Indah	54,105,900	8,668,007
Total Indonesia		50,924,036

UNITED STATES: 3.4%
Legend Biotech Corp. ADR[c]	537,538	16,593,798
Schrodinger, Inc.[c]	279,700	13,288,547
Turning Point Therapeutics, Inc.[c]	118,000	10,308,480
Frequency Therapeutics, Inc.[c]	476,465	9,152,893
Total United States		49,343,718

AUSTRALIA: 2.8%
Oil Search, Ltd.	11,936,340	22,831,046
CSL, Ltd.	89,666	18,522,028
Total Australia		41,353,074

BANGLADESH: 1.8%
Square Pharmaceuticals, Ltd.	6,201,634	14,914,628
BRAC Bank, Ltd.	24,353,713	11,685,189
Total Bangladesh		26,599,817

VIETNAM: 1.2%
Vietnam Dairy Products JSC	3,739,910	17,697,279
Total Vietnam		17,697,279

TAIWAN: 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	199,100	16,141,037
Total Taiwan		16,141,037

SRI LANKA: 0.6%
Sampath Bank PLC	13,125,953	9,383,812
Total Sri Lanka		9,383,812

SWITZERLAND: 0.5%
ADC Therapeutics SAc	239,500	7,901,105
Total Switzerland		7,901,105

TOTAL INVESTMENTS: 95.0%		1,399,385,474
(Cost $962,755,149)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 5.0%		73,605,656

NET ASSETS: 100.0%		$1,472,991,130

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Growth Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $218,880,531, which is 14.86% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS